Property, Plant and Equipment - (Details) - USD ($) $ in Millions	Sep. 27, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		$ 636.8	$ 585.3
Less: accumulated depreciation	$ (394.2)	(375.2)	(354.1)
Property, Plant and Equipment, Net	$ 283.1	261.6	231.2	$ 218.0
Land and improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		24.7	25.3
Buildings
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		152.4	149.8
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		$ 459.7	$ 410.2